Tidal ETF Trust
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

February 14, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make material revisions to the investment strategies of the Acruence Active Hedge U.S. Equity ETF, a series of the Trust, is Post-Effective Amendment No. 166 and Amendment No. 167 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino
General Counsel
Toroso Investments, LLC